Results for the year - Research and development costs - Research and development costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee costs (note 2.4)	kr 7,328	kr 6,269	kr 5,968
Amortisation and impairment losses, intangible assets (note 3.1)	744	1,025	522
Depreciation and impairment losses, property, plant and equipment (note 3.1)	736	724	783
Other research and development costs	8,964	7,444	6,947
Total research and development costs	kr 17,772	kr 15,462	kr 14,220
As percentage of net sales	12.60%	12.20%	11.70%